Changes in Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Changes In Accounting Policies [Abstract]
Summary of Change in Preparation of Financial Statements

	Previously reported in CAD January 1, 2023	Presentation currency change	Reported in USD January 1, 2023

Total assets	$4,258	$(1,114)	$3,144
Total liabilities	2,715	(711)	2,004
Total shareholders’ equity	1,543	(403)	1,140

The change in presentation currency resulted in the following impact on the December 31, 2023, consolidated statement of financial position:

	Previously reported in CAD December 31, 2023	Presentation currency change	Reported in USD December 31, 2023

Total assets	$3,912	$(954)	$2,958
Total liabilities	2,518	(614)	1,904
Total shareholders’ equity	1,394	(340)	1,054

The change in presentation currency resulted in the following impact on the year ended December 31, 2023, consolidated statements of loss and comprehensive loss:

	Previously reported in CAD 2023	Presentation currency change	Reported in USD 2023

Net loss	$(111)	$28	$(83)
Total comprehensive loss	(138)	61	(77)

The change in presentation currency resulted in the following impact on the year ended December 31, 2023, consolidated statements of cash flows:

	Previously reported in CAD 2023	Presentation currency change	Reported in USD 2023

Cash provided by (used in):
Operating activities	$273	$(67)	$206
Investing activities	(159)	40	(119)
Financing activities	(200)	51	(149)

The change in presentation currency resulted in the following impact on the year ended December 31, 2023, basic and diluted loss per share:

	Previously reported in CAD 2023	Presentation currency change	Reported in USD 2023

Loss per share - basic	$(0.90)	$0.23	$(0.67)
Loss per share - diluted	(0.90)	0.23	(0.67)